Related Party Transactions and Party in Interest Transactions (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Plan expenses	$ 2,497,000
Trustee
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Plan expenses	2,500,000
Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Shares purchased	$ 152,408,778
Shares purchased (in shares) | shares	485,106
Shares sold	$ 271,010,879
Shares sold (in shares) | shares	872,584
Net depreciation on investments	$ 9,039,083